SHARE CAPITAL - Stock Options (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 15, 2021	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Shares issued	909,262	7,802
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)			49,040	60,212	37,430
Options granted (in shares)			10,000	6,500	27,250
Options exercised (in shares)				(40)	(150)
Options canceled / expired (in shares)			(11,670)	(17,632)	(4,318)
Options at end of period (in shares)			47,370	49,040	60,212	37,430
Options vested and exercisable as at end of the period			32,733	34,163
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)			$ 129.60	$ 111.20	$ 105.00
Options granted (in dollars per share)			0.86	103.20	123.40
Options exercised (in dollars per share)				100.80	128.00
Options canceled / expired (in dollars per share)			122.54	50.20	119.80
Exercise Price at end of period (in dollars per share)			131.09	129.60	$ 111.20	$ 105.00
Exercise Price vested and exercisable (in dollars per share)			$ 134.36	$ 135.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)			2 years 9 months 18 days	2 years 9 months 18 days	3 years 7 months 6 days	4 years
Weighted Average Remaining life vested and exercisable (in years)			2 years 2 months 12 days	2 years 4 months 24 days
Stock options | Consultants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted (in shares)				0	0